Business combination (Details) - BRL (R$) R$ in Thousands		Nov. 01, 2022	Sep. 01, 2022	Jun. 01, 2022	Jan. 27, 2022
Somo Group
Business combinations
Cash consideration					R$ 247,764
Cash acquired in business combination					98,701
Other adjustments					(5,688)
Cash transferred					340,777
Restricted cash in escrow account					23,061
Earn-out					59,868
Contingent consideration - Retained amount					9,671
Stock-based payment – vested immediately	[1]				0
Other					0
Price adjustment					0
Total consideration transferred at the acquisition date					447,414
Total identifiable net assets acquired					(130,235)
Goodwill					317,179
Somo Group | Class A common shares
Business combinations
Class A common shares issued					R$ 14,037
Box 1824 Group
Business combinations
Cash consideration				R$ 19,040
Cash acquired in business combination				1,728
Other adjustments				0
Cash transferred				20,768
Restricted cash in escrow account				0
Earn-out				0
Contingent consideration - Retained amount				8,871
Stock-based payment – vested immediately	[1]			4,124
Other				974
Price adjustment				(558)
Total consideration transferred at the acquisition date				34,179
Total identifiable net assets acquired				(12,654)
Goodwill				21,525
Box 1824 Group | Class A common shares
Business combinations
Class A common shares issued				R$ 0
Transpire Group
Business combinations
Cash consideration			R$ 55,724
Cash acquired in business combination			5,397
Other adjustments			(729)
Cash transferred			60,392
Restricted cash in escrow account			0
Earn-out			0
Contingent consideration - Retained amount			0
Stock-based payment – vested immediately	[1]		0
Other			0
Price adjustment			729
Total consideration transferred at the acquisition date			77,310
Total identifiable net assets acquired			(8,115)
Goodwill			69,195
Transpire Group | Class A common shares
Business combinations
Class A common shares issued			R$ 16,189
NTERSOL Group
Business combinations
Cash consideration		R$ 400,137
Cash acquired in business combination		17,870
Other adjustments		0
Cash transferred		418,007
Restricted cash in escrow account		0
Earn-out		0
Contingent consideration - Retained amount		75,096
Stock-based payment – vested immediately	[1]	170,774
Other		0
Price adjustment		5,871
Total consideration transferred at the acquisition date		669,748
Total identifiable net assets acquired		(201,496)
Goodwill		468,252
NTERSOL Group | Class A common shares
Business combinations
Class A common shares issued		R$ 0

[1]	Refers to the purchase price to be paid in common shares in connection with business combination, but considered as vested immediately at each acquisition date, measured at fair value on the same date.